Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2018
Financial Information Of Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Group performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Group to disclose the financial statements for the parent company.

The subsidiaries did not pay any dividend to the Company for the years presented. For the purpose of presenting parent only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investments (deficit) in subsidiaries and VIEs” and the profit (loss) of the subsidiaries is presented as “income/(loss) from equity method investment”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Group did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2018 and 2017, respectively.

Parent Company Condensed Balance Sheets

	As of December 31,
	2018	2017
Assets
Current assets
Cash and cash equivalents	$3,956,817	$1,756,596
Advances to suppliers	26,533	23,932
Advances to suppliers and other receivable – subsidiaries	100,628,018	62,959,863
Loan receivable – related parties	-	39,281,806
Total current assets	104,611,368	104,022,197
Non-current assets
Investment (deficits) in subsidiary and VIEs	27,092,036	(33,987,720)
Total assets	$131,703,404	$70,034,477
Liabilities and shareholders’ equity
Current liabilities
Accruals and other liabilities	$982,501	$285,261
Amounts due to related parties	55,962	55,898
Total liabilities	1,038,463	341,159

Shareholders’ equity:
Series B Preferred shares ($0.00001 par value; 1,000,000,000 shares authorized; 29,426,129 shares issued and outstanding as of December 31, 2018 and 2017)	294	294
Series C-1 Preferred shares ($0.00001 par value; 1,000,000,000 shares authorized; 24,711,296 shares issued and outstanding as of December 31, 2018, and 2017, respectively)	247	247
Ordinary Shares ($0.00001 par value, authorized 3,000,000,000 shares; shares issued, 1,091,569,209 shares issued as of December 31, 2018 and 2017; 981,569,209 shares outstanding as of December 31, 2018 and 2017)	10,916	10,916
Additional paid-in capital	123,226,418	122,659,469
Retained earnings (accumulated deficit)	7,378,786	(52,906,185)
Accumulated other comprehensive income (loss)	48,280	(71,423)
Total shareholders’ equity	130,664,941	69,693,318
Total liabilities and shareholders’ equity	$131,703,404	$70,034,477

Parent Company Condensed Statements of Comprehensive Income (Loss)

	For the years ended December 31,
	2018	2017	2016

General and administrative Expenses	$2,618,899	$4,254,823	$3,430,562
Total operating expenses	2,618,899	4,254,823	3,430,562

Interest income, net – related parties	1,811,694	2,092,219	1,802,979
Interest income (expense), net	12,421	6,108	(773,875)
Income/(loss) in equity method investment	61,079,755	38,144,127	(10,755,703)

Income (Loss) before income tax	60,284,971	35,987,631	(13,157,161)
Income tax expenses	-	-	-
Net income (loss) attributable to ordinary shareholders	60,284,971	$35,987,631	$(13,157,161)
Other comprehensive loss
Foreign currency translation adjustment	119,703	(960,658)	(722,122)
Total comprehensive income (loss)	$60,404,674	$35,026,974	$(13,879,283)

Parent Company Condensed Statements of Cash Flows

	For the Years Ended December 31,
	2018	2017	2016
Cash flows from operating activities
Net income (loss)	$60,284,971	$35,987,631	$(13,157,161)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	566,949	3,431,852	2,622,264
(Income)/loss from equity method investment	(61,079,755)	(38,144,127)	10,755,703
Changes in operating assets and liabilities:
Advances to suppliers	(2,577)	(24,092)	1,896
Advances to suppliers and other receivable - other entities within the Group	4,907,455	44,645	(26,973,837)
Loan receivable – related parties	491,600	(2,092,218)	(1,802,879)
Accruals and other liabilities	698,053	273,042	73,578
Amounts due to related parties	-	-	(7,175)
Net cash used in operating activities	5,866,696	(523,267)	(28,487,611)

Cash flows from investing activities
Loans to related parties	(22,518,788)	-	(20,532,237)
Proceeds from related party loan	18,853,890	-
Net cash used in investing activities	(3,664,898)	-	(20,532,237)

Cash flows from financing activities
Proceeds from issue of preference shares, net of issuance cost	-	-	37,295,187
Proceeds from issue of ordinary shares	-	-	13,199,918
Net cash provided by financing activities	-	-	50,495,105

Net increase (decrease) in cash and cash equivalents	2,201,798	(523,267)	1,475,257
Cash and cash equivalents at the beginning of the year	1,756,596	2,105,796	-
Exchange (gains)/losses on cash and cash equivalents	(1,577)	174,067	630,539
Cash and cash equivalents at end of the year	$3,956,817	$1,756,596	$2,105,796
Supplemental Disclosure of Cash Flow Information
Cash paid for:
Interest	$-	$-	$-
Income taxes	$-	$-	$-
Noncash Investing and Financing Activities:
Preferred stock issued for a decrease in other liabilities	$-	$-	$4,654,609